Offsets	Oct. 01, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	WaterBridge Infrastructure LLC
Form or Filing Type	S-1
File Number	333-294703
Initial Filing Date	Mar. 27, 2026
Fee Offset Claimed	$ 180,443.76
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A shares
Unsold Securities Associated with Fee Offset Claimed | shares	70,069,804
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,783,276,511.80
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, this registration statement includes 70,069,804 unsold Class A shares with a maximum aggregate offering price of $2,083,744,451.20 that were previously registered under a registration statement on Form S-1 with the U.S. Securities and Exchange Commission on March 27, 2026 (File No. 333-294703) (the "Prior Registration Statement") and declared effective on April 10, 2026. A filing fee of $246,270.49 with respect to the 70,069,804 Class A shares with a maximum aggregate offering price of $1,783,276,511.80 was paid in connection with the filing of the Prior Registration Statement, which will continue to be applied to the unsold Class A shares included in this registration statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the 70,069,804 Class A shares being registered hereby in the amount of $180,443.76 is offset by $246,270.49 in registration fees previously paid by the registrant with respect to the Class A shares that were registered but not issued pursuant to the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	WaterBridge Infrastructure LLC
Form or Filing Type	S-1
File Number	333-294703
Filing Date	Mar. 27, 2026
Fee Paid with Fee Offset Source	$ 246,270.49